Net Income (Loss) per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Summary of Reconciliation of Numerators and Denominators of Basic and Diluted Net Income (Loss) Per Share

A reconciliation of the numerators and denominators of the basic and diluted net income per share calculations is as follows (in thousands, except per share amounts):

	Thirty-Nine Weeks Ended
	September 30, 2012	September 29, 2013
Basic net income per share:
Net income	$16,159	$42,046

Weighted average shares outstanding	116,791	130,538

Basic net income per share	$0.14	$0.32

Diluted net income per share:
Net income	$16,159	$42,046

Weighted average shares outstanding	116,791	130,538
Effect of dilutive options:
Assumed exercise of options to purchase shares	1,650	3,991

Weighted average shares and equivalent shares outstanding	118,441	134,529

Diluted net income per share	$0.14	$0.31

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share calculations is as follows (in thousands, except per share amounts):

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Basic net income per share:
Net (loss) income	$4,861	$(27,445)	$19,500

Weighted average shares outstanding	64,350	96,954	119,427

Basic net income (loss) per share	$0.08	$(0.28)	$0.16

Diluted net income per share:
Net (loss) income	$4,861	$(27,445)	$19,500

Weighted average shares outstanding	64,350	96,954	119,427

Effect of dilutive options:
Assumed exercise of options to purchase shares	—	—	2,354

Weighted average shares and equivalent shares outstanding	64,350	96,954	121,781

Diluted net income (loss) per share	$0.08	$(0.28)	$0.16

Pro Forma [Member]
Summary of Reconciliation of Numerators and Denominators of Basic and Diluted Net Income (Loss) Per Share

A reconciliation of the numerators and denominators of the pro forma basic and diluted earnings (loss) per share calculations is as follows (in thousands, except per share amounts):

Thirty-Nine Weeks Ended September 29, 2013
Pro forma basic net income per share:
Net income	$42,046

Pro forma weighted average shares outstanding	144,457

Pro Forma basic net income per share	$0.29

Pro forma diluted net income per share:
Net income	$42,046

Pro Forma weighted average shares outstanding	144,457

Effect of dilutive options:
Assumed exercise of options to purchase shares	4,484

Pro Forma weighted average shares and equivalent shares outstanding	148,941

Pro Forma diluted income per share	$0.28

A reconciliation of the numerators and denominators of the pro forma basic and diluted earnings (loss) per shares calculations is as follows (in thousands, except per share amounts):

Year Ended December 30, 2012
Pro forma basic net income per share:
Net income	$19,500

Pro forma weighted average shares outstanding	134,749

Pro Forma basic net income per share	$0.14

Pro forma diluted net income per share:
Net income	$19,500

Pro Forma weighted average shares outstanding	134,749

Effect of dilutive options:
Assumed exercise of options to purchase shares	1,848

Pro Forma weighted average shares and equivalent shares outstanding	136,597

Pro Forma diluted income per share	$0.14